Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

Note 1: Description of Business and Basis of Presentation

Organization

Deep Fission, Inc. (“Deep Fission” or the “Company”) was incorporated on July 17, 2023, under the laws of the state of Delaware.

Surfside Acquisition Inc. (“Surfside”) was incorporated in the State of Delaware on December 10, 2021. Prior to the Merger (as defined below), Surfside was a “shell company” (as defined in Rule 12b-2 under Securities Exchange Act of 1934, as amended (the “Exchange Act”)). On September 5, 2025, Surfside completed a merger (the “Merger”) with Deep Fission Nuclear, Inc. (formerly known as Deep Fission, Inc.), a private Delaware corporation (“Legacy Deep Fission”), pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), under which a wholly owned subsidiary of Surfside merged with and into Legacy Deep Fission, with Legacy Deep Fission continuing as the surviving corporation and becoming a wholly owned subsidiary of Surfside. In connection with the transaction, Surfside changed its name to Deep Fission, Inc. For financial reporting purposes, the transaction was treated as a recapitalization and reverse acquisition, with Legacy Deep Fission considered the accounting acquirer. See below, Recapitalization, for the accounting of the Merger.

Following the consummation of the Merger, the business previously conducted by Legacy Deep Fission became the business conducted by the Company. The Company’s headquarters are located in Berkeley, California.

Operations

The Company is a nuclear energy technology company developing a small modular reactor based on established pressurized water reactor technology, with novel emplacement in deep boreholes approximately one mile below the Earth’s surface. The Company is currently participating in the U.S. Department of Energy (“DOE”) Reactor Pilot Program, and we expect to demonstrate our system as part of the DOE Reactor Pilot Program.

Deep Fission’s current activities include reactor development, geological evaluation, large-diameter borehole drilling research and development, geothermal testing, safety analysis, regulatory engagement, site development, and commercialization planning.

Basis of Presentation

The accompanying consolidated financial statements for the years ended December 31, 2025 and 2024 have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the results of the Company and its wholly owned or controlled subsidiary. All intercompany transactions and balances have been eliminated during consolidation.

For accounting purposes, the Merger was treated as a reverse recapitalization outside the scope of ASC 805 (see Organization above and Recapitalization below), with Legacy Deep Fission considered the accounting acquirer and the Company (formerly Surfside Acquisition Inc.) considered the legal acquirer. Accordingly, these consolidated financial statements represent a continuation of the financial statements of Legacy Deep Fission, with the Merger reflected as the equivalent of Legacy Deep Fission issuing shares for the net assets of Surfside, accompanied by a recapitalization.

All periods prior to the Merger reflect the historical financial position, results of operations, and cash flows of Legacy Deep Fission. The consolidated financial statements are presented in the name of the legal parent; however, they represent the historical operations of Legacy Deep Fission.

The number of shares and corresponding capital amounts and earnings per share, where applicable, have been retroactively restated to reflect the Common Share Conversion Ratio established in connection with the Merger. No goodwill or other intangible assets were recorded as a result of the transaction.

Liquidity and Going Concern

As of December 31, 2025 and 2024, the Company’s cash and cash equivalents were $23,719,422 and $6,728,895, respectively. The Company continues to incur significant operating losses. For the years ended December 31, 2025 and 2024, the Company had a net loss of $61,002,954 and $5,713,369, respectively, and net cash used in operating activities of $13,051,195 and $2,799,642, respectively. As of December 31, 2025 and 2024, the Company had accumulated deficits of $66,727,099 and $5,724,145, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop and market its products and services. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. Implementation of the Company’s plans and its ability to continue as a going concern will depend upon the Company’s ability to establish a source of revenue and raise additional capital to fund its operations.

The Company plans to access capital resources through possible public or private equity issuances, debt financings, corporate collaborations, and other means. The Company has historically been able to raise capital through equity and equity-linked instruments, such as Simple Agreements for Future Equity (“SAFE Notes”) and private placement equity issuances, although no assurance can be provided that it will continue to be successful in raising capital in the future. While the Company believes that it has a reasonable basis for its expectation that it will be able to raise additional funds, there is no assurance that the Company will be able to complete additional financing in a timely manner.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern due to the inability to obtain adequate financing in the future.

Recapitalization

As described above, Legacy Deep Fission continued as the surviving corporation and became the Company’s wholly owned subsidiary following the Merger. The Merger was accounted for as a reverse recapitalization and Legacy Deep Fission was considered the accounting acquirer for financial reporting purposes. This determination was based on the facts that, immediately following the Merger:

●	the assets of Legacy Deep Fission represented a significant majority of the assets of the combined company;
●	Legacy Deep Fission stockholders have a majority of the voting power of the combined company;
●	Legacy Deep Fission designated the entire governing body of the combined company;
●	the executive officers of the combined company immediately after the closing of the Merger are the same individuals as those of Legacy Deep Fission immediately prior to the closing of the Merger; and
●	Legacy Deep Fission’s operations comprise the ongoing operations of the combined company.

At the effective time of the Merger, each outstanding share of Legacy Deep Fission capital stock (after giving effect to the conversion of all SAFE Notes of Legacy Deep Fission into shares of Legacy Deep Fission common stock) was converted into the right to receive 17.32141 shares of the Company’s common stock, rounded to the nearest whole share (“Common Share Conversion Ratio”). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the Common Share Conversion Ratio. There was no effect on the number of shares of common stock or preferred stock authorized for issuance under the Company’s amended and restated certificate of incorporation or the par value of such securities. On September 5, 2025, we issued 85,000 shares of our common stock to an accredited investor (the “Advisor”) in consideration for services rendered in connection with the Merger.

On September 5, 2025, the Company issued an aggregate of 10,000,000 shares of its common stock at a purchase price of $3.00 per share in a private placement (the “2025 Private Placement”) to certain accredited and institutional investors for aggregate gross consideration of $30.0 million. The Company also issued warrants issued to each of the U.S. registered broker-dealers acting as placement agents in connection with the 2025 Private Placement representing the right to acquire, on the terms set forth therein, 586,666 shares of its common stock.

Total Legacy Deep Fission shares outstanding prior to Merger	38,538,922
Shares issued to Surfside shareholders	2,166,667
Shares issued to Advisor	85,000
Shares issued to 2025 Private Placement	10,000,000
Total shares outstanding immediately following the Merger	50,790,589